BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Financial reporting in hyperinflationary economy (Details)	36 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Level of price index	1,128.45		686.95	504.81
Adjustment coefficient	1.000		1.643	2.235
Inflation rate	156.00%	136.00%	74.00%	54.00%